SHARE-BASED PAYMENT - Summary of Number and Weighted-average Exercise Prices of Share Options (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option programs, Beginning balance	15,592,511	10,536,790
Stock option programs, Granted	5,156,829	11,531,359
Number of share options, Exercised		(6,200,231)
Stock option programs, Cancelled		(275,407)
Exercised / Canceled	(2,872,832)
Stock option programs, Ending balance	17,876,508	15,592,511